Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 874	€ 3,323
Other taxes, current assets	850	915
Other assets, current	1,938	1,399
Other current assets, total	3,662	5,637
Fair value of derivative financial instruments, non-current assets	88	46
Other taxes, non-current assets	147	137
Other assets, non-current	3,776	3,210
Other non-current assets, total	4,011	3,393
Fair value of derivatives financial instruments, current liabilities	1,921	2,414
Contract liabilities, current	552	437
Other taxes, current liabilities	1,749	1,811
Other liabilities, current	827	917
Other current liabilities, total	5,049	5,579
Fair value of derivatives financial instruments, non-current liabilities	153	153
Contract liabilities, non-current	655	691
Other taxes, non-current liabilities	48	16
Other liabilities, non-current	3,593	3,236
Other non-current liabilities, total	€ 4,449	€ 4,096